NOTE 9 - PATENTS (Details Narrative) (Unaudited, USD $)	Sep. 30, 2013
Unaudited
Patent I	$ 6,219,045
Patent II	7,181,690
Patent III	7,493,558
Patent IV	7,945,856
Patent V	8,082,501
Patent VI	8,145,998
Patent VII	$ 8,161,383